Other Current and Non-current Assets	12 Months Ended
Dec. 31, 2024
Other Current and Non-current Assets
Other Current and Non-current Assets

7. Other Current and Non-current Assets

Other current and non-current assets consisted of the following (in thousands):

	2024	2023
Marketable securities	$60,850	$86,029
Straight-lining of revenue	22,170	36,495
Claims receivable	14,387	12,026
Other current assets	16,243	7,623
Total other current assets	$113,650	$142,173

Straight-lining of revenue	$47,423	$63,382
Other non-current assets	10,358	9,245
Total other non-current assets	$57,781	$72,627

7. Other Current and Non-current Assets (Continued)

a. Star Bulk Carriers Corp. (Ticker: SBLK)

In June 2023, the Company acquired marketable securities of Eagle Bulk Shipping Inc., which was an owner of bulk carriers listed on the New York Stock Exchange (Ticker: EGLE), consisting of 1,552,865 shares of common stock for $68.2 million (out of which $24.4 million from Virage International Ltd., a related company). EGLE owned and operated a fleet of bulk carriers. As of December 31, 2023, these marketable securities were fair valued at $86.0 million and the Company recognized a $17.9 million gain on these marketable securities reflected under “Gain/(loss) on investments” in the Consolidated Statement of Income. Additionally, the Company recognized dividend income on these shares amounting to $1.0 million in the period ended December 31, 2023. On December 11, 2023, Star Bulk Carriers Corp. (Ticker: SBLK), a NASDAQ-listed owner and operator of drybulk vessels, and EGLE announced that both companies had entered into a definitive agreement to combine in an all-stock merger, which was completed on April 9, 2024. Under the terms of the agreement, EGLE shareholders received 2.6211 shares of SBLK common stock in exchange for each share of EGLE common stock owned. As a result, the Company owns 4,070,214 shares of SBLK common stock, which were fair valued at $60.9 million as of December 31, 2024. The Company recognized a $25.2 million loss on marketable securities reflected under “Gain/(loss) on investments” in the Consolidated Statement of Income and a dividend income on these securities amounting to $9.3 million in the year ended December 31, 2024.

b. ZIM Integrated Shipping Services Ltd (Ticker: ZIM)

In the year ended December 31, 2022, the Company sold all its remaining shareholding interest in ZIM’s ordinary shares for net proceeds of $246.6 million and recognized a $176.4 million loss on these shares, which was reflected under “Gain/(loss) on investments” in the Consolidated Statements of Income. Additionally, the Company recognized a dividend income on these shares amounting to $165.4 million in the year ended December 31, 2022, which was recognized under “Dividend income” in the Consolidated Statements of Income. Taxes withheld on this dividend income amounted to $18.3 million in the year ended December 31, 2022 and were reflected under “Income taxes” in the Consolidated Statements of Income.